Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	December 31, 2021	December 31, 2020
Project related accounts payables, and other accounts payable	$1,389,038	$960,612
Accrued liabilities	4,147,032	1,014,930
Total accounts payable and accrued liabilities	$5,536,070	$1,975,542